Accrued Expenses and Other Current Liabilities	3 Months Ended
Mar. 31, 2014
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities

NOTE 6 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Rebates, credits and discounts due to customers	$16.9	$13.8
Taxes payable	8.8	9.4
Insurance	8.4	7.9
Vacation pay	4.5	4.3
Salaries and wages	4.1	3.2
Bonuses	2.6	5.5
Restructuring reserves	2.2	1.4
Employee benefit plans	1.7	3.7
Professional fees	1.0	1.5
Environmental	1.0	1.0
Accrued litigation	0.8	1.5
Other	6.0	5.5

	$58.0	$58.7